ORGANIZATION - Contractual agreements (Details) - WFOE - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 30, 2012	Dec. 31, 2014	Dec. 31, 2013
VIE
Organization
Additional capital contribution	¥ 10,000
VIE | Exclusive Technical Consulting and Services Agreement
Organization
Term of agreement		30 years
Automatic extended term of agreement		10 years
Nominee Shareholders | Loan Agreement
Organization
Amount of interest free loan granted			¥ 1,000